GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Feb. 23, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in Company's Goodwill and Intangible Assets

Changes in the Company’s Goodwill and Intangible assets consisted of the following:

	February 26, 2011	Additions	Impairments	Other net adjustments	February 25, 2012	Additions	Impairments	Other net adjustments	February 23, 2013
Goodwill:
Retail Food goodwill	$887	$—	$—	$(1)	$886	$—	$—	$—	$886
Accumulated impairment losses	(794)	—	(92)	—	(886)	—	—	—	(886)

Total Retail Food goodwill, net	93	—	(92)	(1)	—	—	—	—	—
Save-A-Lot goodwill	137	—	—	—	137	—	—	—	137
Independent Business goodwill	710	—	—	—	710	—	—	—	710

Total goodwill	$940	$—	$(92)	$(1)	$847	$—	$—	$—	$847

	February 26, 2011	Additions	Impairments	Other net adjustments	February 25, 2012	Additions	Impairments	Other net adjustments	February 23, 2013
Intangible assets:
Trademarks and tradenames—indefinite useful lives	$14	$—	$—	$—	$14	$—	$(6)	$1	$9
Favorable operating leases, customer lists, customer relationships and other (accumulated amortization of $65 and $56 as of February 23, 2013 and February 25, 2012, respectively)	103	2	—	—	105	1	—	—	106
Non-compete agreements (accumulated amortization of $2 and $2 as of February 23, 2013 and February 25, 2012, respectively)	3	—	—	—	3	—	—	—	3

Total intangible assets	120	2	—	—	122	1	(6)	1	118
Accumulated amortization	(50)	(8)	—	—	(58)	(8)	—	(1)	(67)

Total intangible assets, net	$70				$64				$51